Fair Value, Assets and Liabilities Measured on Recurring Basis Level 3 Reconciliation Breakout (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Equity securities [Member]
Assets:
Purchases	$ 0	$ 0	$ 0
Sales	(1)	(51)	(2)
Issuances	0	0	0
Settlements	0	(399)	0
Purchases, sales, issuances and settlements, net	(1)	(450)	(2)
Marketable equity securities [Member]
Assets:
Purchases		0	0
Sales		0	0
Issuances		0	0
Settlements		0	0
Purchases, sales, issuances and settlements, net	0	0	0
Nonmarketable equity securities [Member]
Assets:
Purchases	0	0	0
Sales	(1)	(51)	(2)
Issuances	0	0	0
Settlements	0	(399)	0
Purchases, sales, issuances and settlements, net	(1)	(450)	(2)
Trading debt securities [Member] | Debt securities [Member]
Assets:
Purchases	391	428	501
Sales	(385)	(352)	(318)
Issuances	0	0	0
Settlements	(34)	(161)	(148)
Purchases, sales, issuances and settlements, net	(28)	(85)	35
Trading debt securities [Member] | Securities of U.S. states and political subdivisions [Member]
Assets:
Purchases	0	0	37
Sales	0	0	(36)
Issuances	0	0	0
Settlements	(2)	0	(1)
Purchases, sales, issuances and settlements, net	(2)	0	0
Trading debt securities [Member] | Corporate debt securities [Member]
Assets:
Purchases	19	20	25
Sales	(13)	(4)	(32)
Issuances	0	0	0
Settlements	0	0	0
Purchases, sales, issuances and settlements, net	6	16	(7)
Trading debt securities [Member] | Collateralized loan obligations [Member]
Assets:
Purchases	372	408	439
Sales	(372)	(348)	(250)
Issuances	0	0	0
Settlements	(22)	(161)	(147)
Purchases, sales, issuances and settlements, net	(22)	(101)	42
Trading debt securities [Member] | Other trading debt securities [Member]
Assets:
Purchases	0	0	0
Sales	0	0	0
Issuances	0	0	0
Settlements	(10)	0	0
Purchases, sales, issuances and settlements, net	(10)	0	0
Available-for-sale securities [Member] | Debt securities [Member]
Assets:
Purchases	173	119	149
Sales	(9)	(167)	(72)
Issuances	302	245	1,580
Settlements	(743)	(874)	(995)
Purchases, sales, issuances and settlements, net	(277)	(677)	662
Available-for-sale securities [Member] | Securities of U.S. states and political subdivisions [Member]
Assets:
Purchases	0	0	0
Sales	0	(6)	(68)
Issuances	169	79	1,369
Settlements	(155)	(210)	(196)
Purchases, sales, issuances and settlements, net	14	(137)	1,105
Available-for-sale securities [Member] | Mortgage-backed securities [Member]
Assets:
Purchases	0	0	0
Sales	0	0	0
Issuances	0	0	0
Settlements	(5)	(34)	(12)
Purchases, sales, issuances and settlements, net	(5)	(34)	(12)
Available-for-sale securities [Member] | Residential [Member]
Assets:
Purchases	0	0	0
Sales	0	0	0
Issuances	0	0	0
Settlements	0	(1)	0
Purchases, sales, issuances and settlements, net	0	(1)	0
Available-for-sale securities [Member] | Commercial [Member]
Assets:
Purchases	0	0	0
Sales	0	0	0
Issuances	0	0	0
Settlements	(5)	(33)	(12)
Purchases, sales, issuances and settlements, net	(5)	(33)	(12)
Available-for-sale securities [Member] | Corporate debt securities [Member]
Assets:
Purchases	18	33	14
Sales	0	0	(4)
Issuances	0	0	0
Settlements	(19)	(71)	(57)
Purchases, sales, issuances and settlements, net	(1)	(38)	(47)
Available-for-sale securities [Member] | Collateralized loan obligations [Member]
Assets:
Purchases	155	61	135
Sales	0	(149)	0
Issuances	0	0	0
Settlements	(307)	(209)	(119)
Purchases, sales, issuances and settlements, net	(152)	(297)	16
Available-for-sale securities [Member] | Asset-backed securities [Member]
Assets:
Purchases	0	25	0
Sales	(9)	(12)	0
Issuances	133	166	211
Settlements	(257)	(350)	(611)
Purchases, sales, issuances and settlements, net	(133)	(171)	(400)
Available-for-sale securities [Member] | Other asset-backed securities [Member]
Assets:
Purchases	0	25	0
Sales	(9)	(12)	0
Issuances	133	166	211
Settlements	(257)	(350)	(611)
Purchases, sales, issuances and settlements, net	(133)	(171)	(400)
Mortgage loans held for sale [Member]
Assets:
Purchases	96	87	79
Sales	(235)	(320)	(485)
Issuances	248	353	489
Settlements	(249)	(156)	(158)
Purchases, sales, issuances and settlements, net	(140)	(36)	(75)
Loans held for sale [Member]
Assets:
Purchases	12	4	0
Sales	(2)	(40)	(2)
Issuances	0	0	0
Settlements	(14)	0	(1)
Purchases, sales, issuances and settlements, net	(4)	(36)	(3)
Loans [Member]
Assets:
Purchases	3	8	6
Sales	0	0	(129)
Issuances	10	17	19
Settlements	(86)	(156)	(272)
Purchases, sales, issuances and settlements, net	(73)	(131)	(376)
Mortgage servicing rights [Member]
Assets:
Purchases	0	0	541
Sales	(286)	(71)	(24)
Issuances	1,933	2,010	2,263
Settlements	0	0	1
Purchases, sales, issuances and settlements, net	1,647	1,939	2,781
Derivative [Member]
Assets and Liabilities:
Purchases	13	15	6
Sales	(12)	(44)	(121)
Issuances	0	0	0
Settlements	28	894	(608)
Purchases, sales, issuances and settlements, net	29	865	(723)
Derivative [Member] | Interest rate contract [Member]
Assets and Liabilities:
Purchases	0	0	0
Sales	0	0	0
Issuances	0	0	0
Settlements	(396)	351	(654)
Purchases, sales, issuances and settlements, net	(396)	351	(654)
Derivative [Member] | Commodity contract [Member]
Assets and Liabilities:
Purchases	0	0	0
Sales	0	0	0
Issuances	0	0	0
Settlements	158	(11)	13
Purchases, sales, issuances and settlements, net	158	(11)	13
Derivative [Member] | Equity contract [Member]
Assets and Liabilities:
Purchases	0	3	0
Sales	0	(37)	(118)
Issuances	0	0	0
Settlements	292	556	81
Purchases, sales, issuances and settlements, net	292	522	(37)
Derivative [Member] | Foreign exchange contract [Member]
Assets and Liabilities:
Purchases	0	0	0
Sales	0	0	0
Issuances	0	0	0
Settlements	(26)	9	0
Purchases, sales, issuances and settlements, net	(26)	9	0
Derivative [Member] | Credit contract [Member]
Assets and Liabilities:
Purchases	13	12	6
Sales	(12)	(7)	(3)
Issuances	0	0	0
Settlements	0	(11)	(68)
Purchases, sales, issuances and settlements, net	1	(6)	(65)
Derivative [Member] | Other contract [Member]
Assets and Liabilities:
Purchases			0
Sales			0
Issuances			0
Settlements			20
Purchases, sales, issuances and settlements, net			20
Short sale liabilities [Member]
Liabilities:
Purchases			3
Sales			(3)
Issuances			0
Settlements			0
Purchases, sales, issuances and settlements, net			0
Other liabilities [Member]
Liabilities:
Purchases	0	0	0
Sales	0	0	0
Issuances	0	0	0
Settlements	0	0	0
Purchases, sales, issuances and settlements, net	$ 0	$ 0	$ 0